Leases (Details) $ in Thousands	12 Months Ended
	Mar. 04, 2017 USD ($)	Feb. 27, 2016 USD ($) store	Feb. 28, 2015 USD ($)
Leases
Sublease income	$ 4,813	$ 6,397	$ 6,184
Total rental expense, net of sublease income	634,539	607,490	601,576
Contingent rental	$ 10,229	$ 11,574	$ 12,647
Number of operating stores sold | store		7
Proceeds from sale of owned properties		$ 26,953
Number of stores related to operating lease | store		8
Number of stores related to capital lease | store		2
Gain on sale of assets		$ 670
Loss on sale of assets		$ 546
Minimum
Leases
Initial lease terms under noncancellable operating and capital leases	5 years
Initial terms of noncancellable operating lease	3 years
Sale leaseback lease terms		20 years
Maximum
Leases
Initial lease terms under noncancellable operating and capital leases	22 years
Initial terms of noncancellable operating lease	10 years